Note 6 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other expenses by nature [text block]
[US$ thousands]	Year ended December 31,
Other expenses	2018	2019	2020
Hosting	10,146	7,344	8,056
Audit, legal and other advisory services (1)	8,323	6,742	10,863
Software license fees	1,799	2,397	1,882
Rent and other office expenses	4,573	4,175	3,318
Travel	2,057	3,903	1,304
Other	1,776	3,686	2,774
Total	28,674	28,248	28,197